Intangible Assets - Schedule of Estimated Amortization (Details)	Dec. 31, 2025 USD ($)
Schedule of Estimated Amortization [Abstract]
For the year ended December 31, 2026	$ 193,314
For the year ended December 31, 2027	193,314
For the year ended December 31, 2028	193,314
For the year ended December 31, 2029	193,314
For the year ended December 31, 2030	193,314
Thereafter	1,643,169
Total	$ 2,609,739